Nature of Operations (Vaporin Inc) (Details Narrative) - shares				12 Months Ended
	Sep. 08, 2014	Dec. 27, 2013	Dec. 27, 2013	Dec. 31, 2014	Dec. 17, 2014	Nov. 06, 2014
Common stock reverse stock split		1-for-5	ratio of 1-for-5
Vaporin Inc [Member]
Common stock reverse stock split	1-for-50 reverse stock split
Percentage of shareholders will receive the combined company as merger consideration						45.00%
Percentage of member of limited liability company					50.00%
Vaporin Inc [Member] | Vaporin Florida [Member]
Number of share issued for exchanged agreement				35,000,000
Common stock reverse stock split				As a result of the Reverse Split, every 50 shares of the Company common stock were combined into one share of common stock.